Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of revenues classified by product lines
	Years ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	U.S. dollars in thousands

Product line "A"	$13,591	$14,923	$14,722
Product line "B"	2,956	3,212	3,340
Product line "C"	6,117	-	-
	$22,664	$18,135	$18,062

Schedule of geographical revenues classified by geographical location of the customers
	Years ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	U.S. dollars in thousands

The Americas	$12,030	$13,130	$12,995
Europe	8,839	3,328	3,181
Israel	1,272	884	977
Other	523	793	909
	$22,664	$18,135	$18,062

Schedule of financial income (expense) - net
	Years ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$219	$208	$75
Non-dollar currency gains, net	89	-	415
Income from marketable securities	165	77	136
Realized gain from sale of available-for-sale securities	24	28	-
Interest on available-for-sale securities	-	27	42
	497	340	668

Expenses:
Non-dollar currency losses, net	-	(107)	-
Realized loss from sale of available-for-sale securities	-	-	(24)
Bank commissions and charges	(14)	(11)	(14)
	(14)	(118)	(38)
	$483	$222	$630

Schedule of earnings per ordinary share (''EPS'')
	Years ended December 31,
	2 0 1 9	2 0 18	2 0 1 7
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,746	19,344	19,292
Add - incremental shares from assumed exercise of options	216	217	267
Weighted average number of shares used in computation of diluted EPS	19,962	19,561	19,559